ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE
Accounts receivable		75,773	66,155
Less: Allowance for doubtful accounts		(1,103)	(3,347)	(3,260)	(2,022)
Accounts receivable, net	$ 12,034	74,670	62,808